Subsequent Events	12 Months Ended
Dec. 31, 2024
Events After Reporting Period [Abstract]
Subsequent Events	Note 28 - Subsequent Events
(Amounts in thousands, except share, per share and per unit data)
The Group determined the need to disclose the following material transactions that occurred subsequent to December 31, 2024, which have been described within each relevant footnote as follows:

Description	Footnote
Acquisitions & Divestitures	Note 5
Share Capital	Note 16
Dividends	Note 18
Borrowings	Note 21